Document and Entity Information	Jun. 30, 2015
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2015
Registrant Name	UBS INVESTMENT TRUST
Central Index Key	0000873803
Amendment Flag	false
Document Creation Date	Jun. 30, 2015
Document Effective Date	Jun. 30, 2015
Prospectus Date	Dec. 29, 2014
UBS U.S. Allocation Fund | Class A
Prospectus:
Trading Symbol	PWTAX
UBS U.S. Allocation Fund | Class C
Prospectus:
Trading Symbol	KPAAX
UBS U.S. Allocation Fund | Class P
Prospectus:
Trading Symbol	PWTYX